Intangible Assets and Goodwill, Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Goodwill [Abstract]
Balance - Beginning of year	$ 35,077	$ 21,928
Business combinations (note 3)	5,931	11,470
Foreign currency translation adjustment	(1,116)	1,679
Balance - End of year	$ 39,892	$ 35,077